Restructuring Charges and Asset Impairments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring and Related Cost [Line Items]
Restructuring Charges, Including Discontinued Operations	$ 60,369,000	$ 23,365,000	$ 135,220,000
Restructuring Costs [Abstract]
Restructuring Reserve, Beginning Balance	67,758,000	119,111,000	113,200,000
Gain on sale of facility			(601,000)
Cash payments	(59,520,000)	(74,718,000)	(107,002,000)
Non-cash charges	(2,035,000)		(21,706,000)
Restructuring Reserve, Ending Balance	66,572,000	67,758,000	119,111,000
Expense, net	67,000,000	38,000,000
Restructuring Reserve, Accrual Adjustment	7,000,000	15,000,000
Asset Impairment Charges	26,000,000
Severance and benefits costs
Restructuring and Related Cost [Line Items]
Restructuring Charges, Including Discontinued Operations	48,373,000	24,992,000	101,043,000
Restructuring Costs [Abstract]
Restructuring Reserve, Beginning Balance	62,540,000	105,036,000	101,639,000
Gain on sale of facility			0
Cash payments	(52,355,000)	(67,488,000)	(97,646,000)
Non-cash charges	0		0
Restructuring Reserve, Ending Balance	58,558,000	62,540,000	105,036,000
Pension and Retiree Medical
Restructuring and Related Cost [Line Items]
Restructuring Charges, Including Discontinued Operations	1,964,000	0	8,178,000
Restructuring Costs [Abstract]
Restructuring Reserve, Beginning Balance	0	0	0
Gain on sale of facility			0
Cash payments	0	0	0
Non-cash charges	(1,964,000)		(8,178,000)
Restructuring Reserve, Ending Balance	0	0	0
Asset impairments
Restructuring and Related Cost [Line Items]
Restructuring Charges, Including Discontinued Operations	71,000	0	13,528,000
Restructuring Costs [Abstract]
Restructuring Reserve, Beginning Balance	0	0	0
Gain on sale of facility			(601,000)
Cash payments	0	0	601,000
Non-cash charges	(71,000)		(13,528,000)
Restructuring Reserve, Ending Balance	0	0	0
Other exit costs
Restructuring and Related Cost [Line Items]
Restructuring Charges, Including Discontinued Operations	9,961,000	(1,627,000)	12,471,000
Restructuring Costs [Abstract]
Restructuring Reserve, Beginning Balance	5,218,000	14,075,000	11,561,000
Gain on sale of facility			0
Cash payments	(7,165,000)	(7,230,000)	(9,957,000)
Non-cash charges	0		0
Restructuring Reserve, Ending Balance	$ 8,014,000	$ 5,218,000	$ 14,075,000